Environment (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Environment [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A.
Cervecera CCU Chile Ltda. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Cervecera CCU Chile Ltda.		Cervecera CCU Chile Ltda.
Cervecera CCU Chile Ltda. [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Cervecera CCU Chile Ltda. [Member] | Industrial waste water treatment [Member] | IWWT Plant Expansion Screw Temuco [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	IWWT Plant expansion (Screw) Temuco		IWWT Plant expansion (Screw) Temuco
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 0		$ 2,941
Commitments for disbursements in project	$ 774		$ 774
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Industrial waste water treatment [Member] | Closed wastewater torch Quilicura
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Closed wastewater torch Quilicura
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 23,810
Commitments for disbursements in project	$ 704
Estimated completion date of project	Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Industrial waste water treatment [Member] | Stage 1 IWWT Plant Temuco [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Stage 1 IWWT Plant Temuco		Stage 1 IWWT Plant Temuco
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 21,646		$ 259,733
Commitments for disbursements in project	$ 53,433		$ 38,639
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Industrial waste water treatment [Member] | Replacement anaerobic reactor cells Temuco
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Replacement anaerobic reactor cells Temuco		Replacement anaerobic reactor cells Temuco
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 102,513		$ 19,960
Commitments for disbursements in project	$ 20,651		$ 0
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Solid Industrial Waste [Member] | Raw material and L1, L3 waste management
Disclosure of Environment [Line Items]
Description of name of project	SIW
Description of nature of expenses	Raw material and L1, L3 waste management
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 46,500
Commitments for disbursements in project	$ 0
Cervecera CCU Chile Ltda. [Member] | Solid Industrial Waste [Member] | Increase capacity of waste container [Member]
Disclosure of Environment [Line Items]
Description of name of project			SIW
Description of nature of expenses			Increase capacity of waste container
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 7,632
Commitments for disbursements in project			$ 0
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of atmospheric emissions.
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member] | Change Fuel FO6 to GNL Temuco [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Change Fuel FO6 to GNL Temuco		Change Fuel FO6 to GNL Temuco
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 2,576		$ 58,432
Commitments for disbursements in project	$ 3,362		$ 5,930
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member] | Boiler 1 and 2 economizer [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Boiler 1 and 2 economizer		Boiler 1 and 2 economizer
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 70,767		$ 22,387
Commitments for disbursements in project	$ 15,841		$ 14,510
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member] | Thermal Plant Improvements Quilicura [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Thermal Plant Improvements Quilicura		Thermal Plant Improvements Quilicura
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 2,958		$ 26,387
Commitments for disbursements in project	$ 0		$ 2,948
Estimated completion date of project			Dec. 31, 2018
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member] | Recover biogas From IWWT Plant 2 Temuco [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Recover biogas from IWWT Plant 2 Temuco
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 64,840
Commitments for disbursements in project	$ 48,018
Estimated completion date of project	Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member] | Replacement boiler 2 to Low Nox Quilicura [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Replacement boiler 2 to Low Nox Quilicura
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 840,385
Commitments for disbursements in project	$ 96,105
Estimated completion date of project	Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member] | Steam consumption improvements [Member]
Disclosure of Environment [Line Items]
Description of name of project			Gases
Description of nature of expenses			Steam consumption improvements
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 7,903
Commitments for disbursements in project			$ 0
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | SEC Certification of Biogas plant Quilicura [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	SEC Certification of Biogas' plant Quilicura		SEC Certification of Biogas' plant Quilicura
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 133,016		$ 116,555
Commitments for disbursements in project	$ 2,740		$ 54,382
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | DS 10 Compliance Quilicura [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	DS 10 compliance Quilicura		DS 10 compliance Quilicura
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 29,083		$ 102,219
Commitments for disbursements in project	$ 0		$ 14,643
Estimated completion date of project			Dec. 31, 2018
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | Sanitary Permits Compliance Quilicura [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	Sanitary Permits Compliance Quilicura		Sanitary Permits Compliance Quilicura
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 2,342		$ 8,569
Commitments for disbursements in project	$ 2,032		$ 16,866
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | Normalization to DS 78 Quilicura [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	Normalization to DS 78 Quilicura		Normalization to DS 78 Quilicura
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 8,723		$ 127,078
Commitments for disbursements in project	$ 0		$ 0
Estimated completion date of project			Dec. 31, 2018
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | Ammonia tank protection Temuco [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	Ammonia tank protection Temuco		Ammonia tank protection Temuco
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 3,221		$ 19,257
Commitments for disbursements in project	$ 0		$ 3,221
Estimated completion date of project			Dec. 31, 2018
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | New NH3 standard [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	New NH3 standard
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 0
Commitments for disbursements in project	$ 6,230
Estimated completion date of project	Dec. 31, 2019
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | Fire sensors [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Fire sensors
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 39,141
Commitments for disbursements in project	$ 0
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member] | DS 43 Hazardous substances [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	DS 43 Hazardous substances
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 33,802
Commitments for disbursements in project	$ 70,935
Estimated completion date of project	Dec. 31, 2019
CCU Argentina S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	CCU Argentina S.A.		CCU Argentina S.A.
CCU Argentina S.A. [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
CCU Argentina S.A. [Member] | Industrial waste water treatment [Member] | IWWT Stage 3 Salta [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	IWWT Stage 3 Salta		IWWT Stage 3 Salta
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 330,610		$ 153,169
Commitments for disbursements in project	$ 0		$ 109,047
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
CCU Argentina S.A. [Member] | Industrial waste water treatment [Member] | Tanker EQ Lujan [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Tanker EQ Lujan
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 0
Commitments for disbursements in project	$ 141
Estimated completion date of project	Dec. 31, 2019
CCU Argentina S.A. [Member] | Industrial waste water treatment [Member] | IWWT Stage 2 Salta [Member]
Disclosure of Environment [Line Items]
Description of name of project			IWWT
Description of nature of expenses			IWWT Stage 2 Salta
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 3,103
Commitments for disbursements in project			$ 0
CCU Argentina S.A. [Member] | Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of atmospheric emissions.
CCU Argentina S.A. [Member] | Gas emission expenses [Member] | Boiler 1 Economizer Lujan [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Boiler 1 Economizer Lujan		Boiler 1 Economizer Luján
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 4,088		$ 17,741
Commitments for disbursements in project	$ 7,191		$ 0
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
CCU Argentina S.A. [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
CCU Argentina S.A. [Member] | Other environmental expenses [Member] | Installation Modification NH3 Salta [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Installation Modification NH3 Salta
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 27,152
Commitments for disbursements in project	$ 70,229
Estimated completion date of project	Dec. 31, 2019
CCU Argentina S.A. [Member] | Other environmental expenses [Member] | NH3 adaptation installation Salta [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			NH3 adaptation installation Salta
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 9,102
Commitments for disbursements in project			$ 0
Estimated completion date of project			Dec. 31, 2019
Cerveceria Kunstmann S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Cervecería Kunstmann S.A.		Cervecería Kunstmann S.A.
Cerveceria Kunstmann S.A. [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Cerveceria Kunstmann S.A. [Member] | Industrial waste water treatment [Member] | New IWWT Plant – IC Technology [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	New IWWT Plant – IC Technology		New IWWT Plant – IC Technology
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 193,634		$ 814,127
Commitments for disbursements in project	$ 93,571		$ 112,745
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Cerveceria Kunstmann S.A. [Member] | Industrial waste water treatment [Member] | IWWT Secondary plant and discharge [Member]
Disclosure of Environment [Line Items]
Description of name of project			IWWT
Description of nature of expenses			IWWT Secondary plant and discharge
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 461
Commitments for disbursements in project			$ 66,820
Cerveceria Kunstmann S.A. [Member] | Solid Industrial Waste [Member] | Biofilter of Earthworms [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIW
Description of nature of expenses	Biofilter of Earthworms
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 86,619
Commitments for disbursements in project	$ 3
Estimated completion date of project	Dec. 31, 2019
Cerveceria Kunstmann S.A. [Member] | Gas emission expenses [Member] | Thermal energy saving plan [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Thermal energy saving plan
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 24,656
Commitments for disbursements in project	$ 8,094
Estimated completion date of project	Dec. 31, 2019
Cerveceria Kunstmann S.A. [Member] | Gas emission expenses [Member] | Electric energy saving plan [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Electric energy saving plan
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 7,953
Commitments for disbursements in project	$ 7,763
Estimated completion date of project	Dec. 31, 2019
Cerveceria Kunstmann S.A. [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Cerveceria Kunstmann S.A. [Member] | Other environmental expenses [Member] | FEI, Plant Insurance normalization [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	FEI, Plant Insurance normalization		FEI, Plant Insurance normalization
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 52,085		$ 96,341
Commitments for disbursements in project	$ 0		$ 82,265
Estimated completion date of project			Dec. 31, 2018
Compania Pisquera de Chile SA [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Compañía Pisquera de Chile S.A.		Compañía Pisquera de Chile S.A.
Compania Pisquera de Chile SA [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Compania Pisquera de Chile SA [Member] | Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of atmospheric emissions
Compania Pisquera de Chile SA [Member] | Gas emission expenses [Member] | Boiler 4 Ton/h Salamanca [Member]
Disclosure of Environment [Line Items]
Description of name of project			Gases
Description of nature of expenses			Boiler 4 Ton/h Salamanca
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 2,608
Commitments for disbursements in project			$ 170,634
Estimated completion date of project			Dec. 31, 2019
Compania Pisquera de Chile SA [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A. (*) (10)	[1]	VSPT S.A.
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | IWWT adaptation Isla de Maipo [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	IWWT adaptation Isla de Maipo
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 1,989
Commitments for disbursements in project	$ 0
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | Hydrocarbons separation tank Isla de Maipo [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Hydrocarbons separation tank Isla de Maipo
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 0
Commitments for disbursements in project	$ 627
Estimated completion date of project	Dec. 31, 2019
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | Sedimentation and accumulation IWWT Plant Isla de Maipo [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Sedimentation and accumulation IWWT Plant Isla de Maipo
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 2,600
Commitments for disbursements in project	$ 0
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | IWWT emergency pipe [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	IWWT emergency pipe
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 8,374
Commitments for disbursements in project	$ 0
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | IWWT Plant Lighting [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	IWWT Plant Lighting		IWWT Plant Lighting
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 1,937		$ 1,487
Commitments for disbursements in project	$ 0		$ 1,937
Estimated completion date of project			Dec. 31, 2018
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | IWWT adaptation IM [Member]
Disclosure of Environment [Line Items]
Description of name of project			IWWT
Description of nature of expenses			IWWT adaptation IM
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 37,561
Commitments for disbursements in project			$ 1,989
Estimated completion date of project			Dec. 31, 2018
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | Hydrocarbons separation tank IM [Member]
Disclosure of Environment [Line Items]
Description of name of project			IWWT
Description of nature of expenses			Hydrocarbons separation tank IM
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 929
Commitments for disbursements in project			$ 627
Estimated completion date of project			Dec. 31, 2019
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | Sedimentation and accumulation IWWT Plant IM [Member]
Disclosure of Environment [Line Items]
Description of name of project			IWWT
Description of nature of expenses			Sedimentation and accumulation IWWT Plant IM
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 4,035
Commitments for disbursements in project			$ 1,477
Estimated completion date of project			Dec. 31, 2018
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member] | IWWT Pool aerators [Member]
Disclosure of Environment [Line Items]
Description of name of project			IWWT
Description of nature of expenses			IWWT Pool aerators
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 13,177
Commitments for disbursements in project			$ 1,300
Vina San Pedro Tarapaca S.A [Member] | Solid Industrial Waste [Member] | Compost Container [Member]
Disclosure of Environment [Line Items]
Description of name of project			SIW
Description of nature of expenses			Compost Container
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 2,750
Commitments for disbursements in project			$ 0
Vina San Pedro Tarapaca S.A [Member] | Solid Industrial Waste [Member] | Compost Container (2) [Member]
Disclosure of Environment [Line Items]
Description of name of project			SIW
Description of nature of expenses			Compost Container (2)
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 6,050
Commitments for disbursements in project			$ 0
Vina San Pedro Tarapaca S.A [Member] | Solid Industrial Waste [Member] | Waste Container [Member]
Disclosure of Environment [Line Items]
Description of name of project			SIW
Description of nature of expenses			Waste Container
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 3,200
Commitments for disbursements in project			$ 0
Vina San Pedro Tarapaca S.A [Member] | Gas emission expenses [Member] | Insulation piping refrigeration / heating Molina [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Insulation piping refrigeration / heating Molina		Insulation piping refrigeration / heating Molina
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 14,860		$ 779
Commitments for disbursements in project	$ 0		$ 14,860
Estimated completion date of project			Dec. 31, 2018
Vina San Pedro Tarapaca S.A [Member] | Gas emission expenses [Member] | Insulation piping refrigeration Isla de Maipo [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Insulation piping refrigeration Isla de Maipo
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 6,233
Commitments for disbursements in project	$ 0
Vina San Pedro Tarapaca S.A [Member] | Gas emission expenses [Member] | Power Meters [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Power Meters		Power Meters
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 510		$ 8,417
Commitments for disbursements in project	$ 0		$ 0
Estimated completion date of project			Dec. 31, 2018
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member] | Clousure of IWWT [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Clousure of IWWT
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 1,477
Commitments for disbursements in project	$ 0
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member] | Container spill CIP-chemical products [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Container spill CIP-chemical products
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 9,429
Commitments for disbursements in project	$ 2,561
Estimated completion date of project	Dec. 31, 2019
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member] | Sulfur Warehouse VI [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Sulfur Warehouse VI
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 5,880
Commitments for disbursements in project	$ 1,010
Estimated completion date of project	Dec. 31, 2019
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member] | Fire incident workshop Isla de Maipo [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Fire incident workshop Isla de Maipo
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 54,738
Commitments for disbursements in project	$ 0
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member] | Close IWWT/Infrastructure [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			Close IWWT/Infrastructure
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 6,890
Commitments for disbursements in project			$ 0
Estimated completion date of project			Dec. 31, 2018
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member] | Hazardous waste warehouse expansion [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			Hazardous waste warehouse expansion
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 8,424
Commitments for disbursements in project			$ 0
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member] | Sulfur warehouse [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			Sulfur warehouse
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 4,389
Commitments for disbursements in project			$ 0
Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Embotelladoras Chilenas Unidas S.A.		Embotelladoras Chilenas Unidas S.A.
Embotelladoras Chilenas Unidas S.A. [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Embotelladoras Chilenas Unidas S.A. [Member] | Industrial waste water treatment [Member] | Plant improvement of wastewater [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Plant improvement of wastewater
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 45,698
Commitments for disbursements in project	$ 9,543
Estimated completion date of project	Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Industrial waste water treatment [Member] | Reverse osmosis plant water recovery [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Reverse osmosis plant water recovery
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 6,000
Commitments for disbursements in project	$ 0
Embotelladoras Chilenas Unidas S.A. [Member] | Industrial waste water treatment [Member] | Neutralization System IWWT Modelo [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Neutralization System IWWT Modelo
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 2,313
Commitments for disbursements in project	$ 34,690
Estimated completion date of project	Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Industrial waste water treatment [Member] | Recovery solutions CIP [Member]
Disclosure of Environment [Line Items]
Description of name of project			IWWT
Description of nature of expenses			Recovery solutions CIP
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 3,473
Commitments for disbursements in project			$ 0
Embotelladoras Chilenas Unidas S.A. [Member] | Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of atmospheric emissions
Embotelladoras Chilenas Unidas S.A. [Member] | Gas emission expenses [Member] | Offset NOX - NPX [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Offset NOX - NPX		Offset NOX - NPX
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 47,953		$ 1,486
Commitments for disbursements in project	$ 0		$ 48,553
Estimated completion date of project			Dec. 31, 2018
Embotelladoras Chilenas Unidas S.A. [Member] | Gas emission expenses [Member] | Automatic Purges Boilers I Modelo [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Automatic Purges Boilers I Modelo
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 42,807
Commitments for disbursements in project	$ 3,635
Estimated completion date of project	Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Gas emission expenses [Member] | Condensate Recovery [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Condensate Recovery		Condensate Recovery
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 1,079		$ 47,224
Commitments for disbursements in project	$ 0		$ 0
Estimated completion date of project			Dec. 31, 2018
Embotelladoras Chilenas Unidas S.A. [Member] | Gas emission expenses [Member] | Change Lighting System [Member]
Disclosure of Environment [Line Items]
Description of name of project			Gases
Description of nature of expenses			Change Lighting System
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 33,873
Commitments for disbursements in project			$ 0
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Chemical substances warehouse [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Chemical substances warehouse
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 8,400
Commitments for disbursements in project	$ 28,371
Estimated completion date of project	Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Certification steam networks Antofagasta [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Certification steam networks, Antofagasta
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 10,521
Commitments for disbursements in project	$ 0
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Normalization CondSantiago Plant [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Normalization Cond. Santiago Plant
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 4,601
Commitments for disbursements in project	$ 0
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | New hazardous waste warehouse [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	New hazardous waste warehouse		New hazardous waste warehouse
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 16,659		$ 11,562
Commitments for disbursements in project	$ 3,502		$ 13,176
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Authorization DS 10 [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	Authorization DS 10		Authorization DS 10
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 45,739		$ 27,576
Commitments for disbursements in project	$ 3,999		$ 5,274
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Legal Regularization of tanks [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	Legal Regularization of tanks		Legal Regularization of tanks
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 57,188		$ 9,391
Commitments for disbursements in project	$ 3,105		$ 40,541
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Second stage fire network Antofagasta [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	2nd stage fire network Antofagasta
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 47,193
Commitments for disbursements in project	$ 2,807
Estimated completion date of project	Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Fire network [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Fire network
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 133,381
Commitments for disbursements in project	$ 6,416
Estimated completion date of project	Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Up grade ammonia system [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	Up grade ammonia system		Up grade ammonia system
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 58,209		$ 98,070
Commitments for disbursements in project	$ 9,389		$ 50,656
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | Regularizations [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			Regularizations
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 93,766
Commitments for disbursements in project			$ 0
Estimated completion date of project			Dec. 31, 2018
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member] | SEC Electric Regularization [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			SEC Electric Regularization
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 29,499
Commitments for disbursements in project			$ 0
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A.		Aguas CCU-Nestlé S.A.
Aguas CCU-Nestle Chile S.A. [Member] | Flammable Warehouse Coinco [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			Flammable Warehouse Coinco
Disclosure of status of project			In process
Investments other than investments accounted for using equity method			$ 4,939
Commitments for disbursements in project			$ 0
Estimated completion date of project			Dec. 31, 2018
Aguas CCU-Nestle Chile S.A. [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Aguas CCU-Nestle Chile S.A. [Member] | Industrial waste water treatment [Member] | IWWT Plant Coinco [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	IWWT Plant Coinco		IWWT Plant Coinco
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 427,153		$ 262,719
Commitments for disbursements in project	$ 60,942		$ 226,538
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Aguas CCU-Nestle Chile S.A. [Member] | Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of atmospheric emissions
Aguas CCU-Nestle Chile S.A. [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Aguas CCU-Nestle Chile S.A. [Member] | Other environmental expenses [Member] | Flammable Warehouse Coinco [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Flammable Warehouse Coinco
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 95,685
Commitments for disbursements in project	$ 0
Aguas CCU-Nestle Chile S.A. [Member] | Other environmental expenses [Member] | Fire Brigade Equipment [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Fire Brigade Equipment
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 3,791
Commitments for disbursements in project	$ 0
Fabrica de Envases Plasticos S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Fábrica de Envases Plásticos S.A.		Fábrica de Envases Plásticos S.A.
Fabrica de Envases Plasticos S.A. [Member] | Solid Industrial Waste [Member] | Improvement in Waste Management [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIW
Description of nature of expenses	Improvement in Waste Management
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 0
Commitments for disbursements in project	$ 2,921
Estimated completion date of project	Dec. 31, 2019
Fabrica de Envases Plasticos S.A. [Member] | Gas emission expenses [Member] | Control of electrical variables [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Control of electrical variables		Control of electrical variables
Disclosure of status of project	In process		In process
Investments other than investments accounted for using equity method	$ 0		$ 3,288
Commitments for disbursements in project	$ 50		$ 50
Estimated completion date of project	Dec. 31, 2019		Dec. 31, 2019
Fabrica de Envases Plasticos S.A. [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Fabrica de Envases Plasticos S.A. [Member] | Other environmental expenses [Member] | Bottle cap Plant Chiller [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Bottle cap Plant Chiller
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 148,558
Commitments for disbursements in project	$ 45,465
Estimated completion date of project	Dec. 31, 2019
Fabrica de Envases Plasticos S.A. [Member] | Other environmental expenses [Member] | RE 43 compliance [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Other
Description of nature of expenses	RE 43 compliance		RE 43 compliance
Disclosure of status of project	Finished		In process
Investments other than investments accounted for using equity method	$ 17,043		$ 6,803
Commitments for disbursements in project	$ 0		$ 11,853
Estimated completion date of project			Dec. 31, 2018
Fabrica de Envases Plasticos S.A. [Member] | Other environmental expenses [Member] | Fire network improvement [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Fire network improvement
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 144,145
Commitments for disbursements in project	$ 34,339
Estimated completion date of project	Dec. 31, 2019
Transportes CCU Ltda. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Transportes CCU Ltda.
Transportes CCU Ltda. [Member] | Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Transportes CCU Ltda. [Member] | Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of atmospheric emissions.
Transportes CCU Ltda. [Member] | Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Description of nature of expenses	Management of internal and external regulatory compliance.
Transportes CCU Ltda. [Member] | Other environmental expenses [Member] | Acoustic isolation [Member]
Disclosure of Environment [Line Items]
Description of name of project			Other
Description of nature of expenses			Acoustic isolation
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 1,106
Commitments for disbursements in project			$ 0
Ca Pisquera de Chile SA [Member] | Industrial waste water treatment [Member] | IWWT Hydro Ejectors Montepatria [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	IWWT Hydro Ejectors Montepatria
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 41,925
Commitments for disbursements in project	$ 0
Ca Pisquera de Chile SA [Member] | Industrial waste water treatment [Member] | Washing water treatment plant [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Washing water treatment plant
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 0
Commitments for disbursements in project	$ 14,000
Estimated completion date of project	Dec. 31, 2019
Ca Pisquera de Chile SA [Member] | Industrial waste water treatment [Member] | Geo membrane HDPE replacement [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Geo membrane HDPE replacement
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 8,256
Commitments for disbursements in project	$ 0
Ca Pisquera de Chile SA [Member] | Gas emission expenses [Member] | Boiler 4 Ton/h Salamanca [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Boiler 4 Ton/h Salamanca
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 312,841
Commitments for disbursements in project	$ 10,771
Estimated completion date of project	Dec. 31, 2019
Ca Pisquera de Chile SA [Member] | Other environmental expenses [Member] | FEI Monte Patria [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	FEI Monte Patria
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 268,624
Commitments for disbursements in project	$ 21,480
Estimated completion date of project	Dec. 31, 2019
Ca Pisquera de Chile SA [Member] | Other environmental expenses [Member] | Normative compliance de Coct [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Normative compliance de Coct
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 4,040
Commitments for disbursements in project	$ 0
Ca Pisquera de Chile SA [Member] | Other environmental expenses [Member] | DIA Salamanca Plant [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	DIA Salamanca Plant
Disclosure of status of project	In process
Investments other than investments accounted for using equity method	$ 0
Commitments for disbursements in project	$ 22,634
Estimated completion date of project	Dec. 31, 2019

[1]	Listed company in Chile.